CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss (continuing and discontinued operations)	$ (285,275)	¥ (1,990,128)	¥ (1,538,285)	¥ (2,747,798)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	14,377	100,295	1,052,032	165,873
Depreciation of property, equipment and software	12,749	88,939	88,803	68,185
Amortization of intangible assets	988	6,892	5,619	3,678
Amortization of right-of-use assets	10,883	75,924
Loss from disposal of property, equipment and software	388	2,710	290	1,542
Equity in income of affiliates	(4,333)	(30,231)	(2,631)	(3,597)
Cash dividend received	629	4,389
(Gains)/losses from guarantee liabilities	51,976	362,597	1,931	(2,284)
Accrual of allowance for doubtful accounts	202	1,411	19,703	1,604
Deferred income tax liabilities	(241)	(1,678)	(1,107)	(620)
Impairment of long-term investment	5,415	37,775
Gains from disposal of long-term investment, net	(4,050)	(28,257)
Provision for credit losses	38,900	271,372	40,626	38,075
Fair value change of derivative liabilities			(1,185,090)	885,821
Goodwill impairment			3,670
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	45,258	315,726	(595,277)	(222,391)
Amounts due from related parties	(7,395)	(51,590)
Advance to consumers on behalf of financing partners	74,507	519,773	305,509	(796,278)
Loan recognized as a result of payment under the guarantee	(219,784)	(1,533,259)	(409,093)	(478,492)
Advance to sellers	49,798	347,402	(446,427)	(200,513)
Financial lease receivables	22,405	156,301	141,517	(26,832)
Inventory	801	5,588	58,561	(67,252)
Payables, accruals and other current liabilities	96,750	674,946	654,281	911,639
Deposit of interests from consumers and payable to financing partners	(67,387)	(470,105)	(563,527)	628,889
Deferred revenue	(8,729)	(60,893)	87,562	6,508
Net cash used in operating activities	(171,168)	(1,194,101)	(2,281,333)	(1,834,243)
Cash flows from investing activities:
Proceeds from disposal of property, equipment and software	6,251	43,611	7,735	885
Purchase of property, equipment and software	(6,711)	(46,820)	(133,907)	(81,211)
Cash paid for long term investments			(189,450)	(152,723)
Cash paid for acquisition, net of cash acquired			(66,339)	(3,575)
Proceeds from disposal of long term investments	13,881	96,838		5,048
Decrease/(increase) in short-term investments	85,718	597,984	(595,078)	96,118
Loan extended to a related party			(101,578)	(451,385)
Cash deposits transferred to Golden Pacer (Note 3)	(168,554)	(1,175,867)
Net cash used in investing activities	(69,415)	(484,254)	(1,078,617)	(586,843)
Cash flows from financing activities:
Proceeds from borrowings	19,037	132,809	1,209,431	800,887
Net proceeds from issuance of convertible notes	265,672	1,853,381
Net proceeds from issuance of convertible redeemable preferred shares			1,674,408	2,721,065
Repayment of convertible notes	(170,606)	(1,190,182)
Repayment of borrowings	(105,400)	(735,294)	(1,183,797)	(204,068)
Acquisition of noncontrolling interest in a subsidiary				(29,042)
Net proceeds from initial public offering and issuance of convertible notes			2,574,010
Proceeds from exercise of options	1,851	12,916
Net cash generated from financing activities	10,554	73,630	4,274,052	3,288,842
Effect of exchange rate changes on cash, cash equivalents and restricted cash	138	960	(9,278)	3,334
Net increase/(decrease) in cash, cash equivalents and restricted cash	(229,891)	(1,603,765)	904,824	871,090
Cash, cash equivalents and restricted cash recorded in held for sale assets at beginning of the year	143,534	1,001,325	179,202
Cash, cash equivalents and restricted cash at beginning of the year	259,841	1,812,702	1,730,001	1,038,113
Cash, cash equivalents and restricted cash recorded in held for sale assets at end of the year	3,594	25,074	1,001,325	179,202
Cash, cash equivalents and restricted cash at end of the year	169,890	1,185,188	1,812,702	1,730,001
Supplemental disclosure of cash flow information
Cash paid for income tax	1,111	7,754	4,575	6,429
Cash paid for interest	$ 11,170	¥ 77,924	32,113	6,386
Supplemental schedule of noncash investing and financing activities
Accretion on redeemable preferred shares			318,951	555,824
Deemed dividend to preferred shareholders			544,773	587,564
Deemed dividend from preferred Shareholders				¥ 92,779
Repurchase of the surrender shares			¥ 746,253